Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MONEY MARKET FUNDS† - 6.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[1]	16,647,748	$16,647,748
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 1.32%[1]	2,118,210	2,118,210
Total Money Market Funds
(Cost $18,765,958)		18,765,958

	Face Amount~
ASSET-BACKED SECURITIES†† - 43.5%
Collateralized Loan Obligations - 36.3%
Lake Shore MM CLO III LLC
2021-2A A1R, 2.52% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	7,650,000	7,573,266
BCC Middle Market CLO LLC
2021-1A A1R, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	7,750,000	7,517,271
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 2.66% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	7,500,000	7,361,787
Palmer Square Loan Funding Ltd.
2022-1A A2, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,587,373
2021-2A B, 2.88% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	1,750,000	1,659,276
2019-3A A1, 2.33% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27◊,2	211,104	209,518
Cerberus Loan Funding XXXVI, LP
2021-6A A, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	5,214,125	5,188,827
BXMT Ltd.
2020-FL2 AS, 2.74% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	2,500,000	2,417,558
2020-FL3 AS, 2.64% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	1,750,000	1,691,913
Sound Point CLO XIX Ltd.
2018-1A A, 2.04% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	4,135,000	4,035,287
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 2.56% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	3,500,000	3,446,661
Woodmont Trust
2020-7A A1A, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	3,050,000	3,027,694
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 2.66% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	3,000,000	2,970,151
MidOcean Credit CLO VII
2020-7A A1R, 2.08% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	2,813,001	2,777,636
CHCP Ltd.
2021-FL1 A, 2.50% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	2,750,000	2,695,291
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 2.34% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	2,500,000	2,466,780
Shackleton VIII CLO Ltd.
2017-8A A2R, 1.98% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	2,425,244	2,400,635
LCCM Trust
2021-FL3 A, 2.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	1,400,000	1,359,139
2021-FL2 B, 3.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,2	1,000,000	955,647
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 2.59% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	2,250,000	2,188,221

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 43.5% (continued)
Collateralized Loan Obligations - 36.3% (continued)
Cerberus Loan Funding XXXIV, LP
2021-4A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33◊,2	2,087,990	$2,084,700
Owl Rock CLO IV Ltd.
2021-4A A1R, 3.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	2,150,000	2,053,453
Marathon CLO V Ltd.
2017-5A A2R, 2.96% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,2	1,618,482	1,599,379
2017-5A A1R, 2.38% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,2	355,551	354,225
Venture XIV CLO Ltd.
2020-14A ARR, 2.63% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	1,915,295	1,891,736
FS Rialto
2021-FL3 B, 3.31% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊	2,000,000	1,866,427
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 2.63% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	1,900,000	1,860,855
Cerberus 2112 Levered LLC
3.20% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 02/15/29◊,†††	1,850,000	1,850,533
Parliament CLO II Ltd.
2021-2A A, 1.83% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	1,750,000	1,739,880
Golub Capital Partners CLO 54M, LP
2021-54A A, 2.89% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,701,807
Cerberus Loan Funding XXXV, LP
2021-5A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,690,051
HERA Commercial Mortgage Ltd.
2021-FL1 A, 2.66% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊	1,750,000	1,688,996
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 2.79% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	1,750,000	1,674,291
Cerberus Loan Funding XXX, LP
2020-3A A, 2.89% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,500,000	1,483,859
Denali Capital CLO XI Ltd.
2018-1A A1RR, 2.19% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	1,469,857	1,459,058
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 3.38% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	1,500,000	1,455,562
BRSP Ltd.
2021-FL1 B, 3.51% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	1,500,000	1,423,075
Carlyle GMS Finance MM CLO 2015-1 LLC
2018-1A A11R, 2.59% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	1,400,000	1,383,568
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 2.66% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,250,000	1,231,988
Wellfleet CLO Ltd.
2020-2A A1R, 2.12% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	1,105,400	1,091,457
LoanCore Issuer Ltd.
2018-CRE1 AS, 2.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	1,000,000	988,117

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 43.5% (continued)
Collateralized Loan Obligations - 36.3% (continued)
2018-CRE1 A, 2.45% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28◊,2	58,086	$58,013
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 2.74% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	1,000,000	992,438
Cerberus Loan Funding XXXI, LP
2021-1A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	1,000,000	989,406
Cerberus Loan Funding XXXIII, LP
2021-3A A, 2.60% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	1,000,000	973,618
Cerberus Loan Funding XXXII, LP
2021-2A A, 2.66% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	968,423
Cerberus Loan Funding XXVI, LP
2021-1A AR, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,2	750,000	739,337
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 2.76% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	750,000	738,053
Newfleet CLO Ltd.
2018-1A A1R, 2.01% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	339,546	337,332
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 2.71% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	350,000	336,932
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 2.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	300,000	297,130
GPMT Ltd.
2019-FL2 A, 2.93% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊	265,347	264,694
Halcyon Loan Advisors Funding Ltd.
2017-3A A1R, 1.94% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27◊,2	31,002	30,984
Total Collateralized Loan Obligations		104,829,308
Financial - 1.6%
Station Place Securitization Trust
2021-15, 2.23% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22◊,†††,2	3,600,000	3,600,000
Madison Avenue Secured Funding Trust Series
2021-1, 2.47% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,2	950,000	950,000
Total Financial		4,550,000
Transport-Container - 1.6%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,681,250	2,340,212
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,299,464	1,146,023
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	759,333	662,242
2020-1A, 2.73% due 08/21/45[2]	405,835	380,366
Total Transport-Container		4,528,843
Transport-Aircraft - 1.5%
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,†††,2	1,575,909	1,500,784
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,430,265	1,214,861
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	1,208,881	1,086,482

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 43.5% (continued)
Transport-Aircraft - 1.5% (continued)
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	782,537	$684,281
Total Transport-Aircraft		4,486,408
Net Lease - 1.4%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,403,359	3,114,175
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	964,505	832,505
Total Net Lease		3,946,680
Whole Business - 1.1%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	2,079,000	2,016,863
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	1,243,750	1,083,575
Total Whole Business		3,100,438
Total Asset-Backed Securities
(Cost $129,400,898)		125,441,677

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.6%
Residential Mortgage-Backed Securities - 18.9%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	2,551,025	2,414,302
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	1,240,646	1,196,678
2020-NQM1, 1.21% due 05/25/65[2,3]	967,485	916,770
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	882,796	820,403
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	633,255	595,510
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,3]	1,817,419	1,683,299
2022-R1, 3.13% due 01/29/70[2,3]	1,230,351	1,112,258
2021-HE1, 1.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	507,835	502,300
2021-HE2, 1.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	258,425	255,544
PRPM LLC
2021-5, 1.79% due 06/25/26[2,3]	1,527,174	1,429,165
2022-1, 3.72% due 02/25/27[2,3]	1,444,697	1,387,964
2021-8, 1.74% (WAC) due 09/25/26◊,2	702,946	653,895
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,3]	1,443,905	1,368,717
2021-6, 1.89% (WAC) due 10/25/66◊,2	804,952	708,127
2019-4, 2.85% due 11/25/59[2,3]	441,856	439,240
2020-1, 2.42% due 01/25/60[2,3]	367,027	360,144
2019-4, 2.64% due 11/25/59[2,3]	266,066	264,599
2021-3, 1.44% (WAC) due 06/25/66◊,2	284,154	244,545
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,3]	1,573,195	1,446,988
2021-GS4, 1.65% due 11/25/60[2,3]	1,278,658	1,185,265
2021-GS2, 1.75% due 04/25/61[2,3]	625,104	586,007
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,550,000	2,435,623
2020-T3, 1.32% due 10/15/52[2]	700,000	693,201
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	2,534,737	2,528,466
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,3]	2,442,336	2,231,219
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	1,163,082	1,127,744
2019-1A, 3.50% (WAC) due 10/25/59◊,2	1,135,613	1,090,274
Home Equity Loan Trust
2007-FRE1, 1.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	2,057,167	1,926,032
Soundview Home Loan Trust
2006-OPT5, 1.76% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	1,818,031	1,731,181
2006-1, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36◊	50,228	50,141
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,694,548	1,612,347

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.6% (continued)
Residential Mortgage-Backed Securities - 18.9% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.25% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	1,589,288	$1,550,794
FKRT
2.21% due 11/30/58†††,4	1,550,000	1,484,455
NovaStar Mortgage Funding Trust Series
2007-2, 1.82% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	1,484,603	1,429,913
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	844,395	826,811
2017-5, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	583,628	577,631
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,3]	1,473,835	1,384,617
Towd Point Revolving Trust
4.83% due 09/25/64[4]	1,250,000	1,209,894
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 2.19% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	1,155,455	1,145,015
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[2]	1,000,000	981,194
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,4	783,173	768,340
2019-RM3, 2.80% (WAC) due 06/25/69◊,4	206,026	200,206
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	924,294	907,186
LSTAR Securities Investment Ltd.
2021-1, 2.86% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,4	486,943	474,678
2021-2, 2.76% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,4	433,769	425,768
Banc of America Funding Trust
2015-R2, 1.88% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	832,600	807,800
Alternative Loan Trust
2007-OA7, 1.90% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	786,035	678,673
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 1.76% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	647,419	627,536
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	636,939	590,448
HarborView Mortgage Loan Trust
2006-14, 1.91% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	664,801	587,768
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	599,426	578,570
Countrywide Asset-Backed Certificates
2006-6, 1.96% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36◊	495,312	494,483
Morgan Stanley Home Equity Loan Trust
2006-2, 2.18% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	386,325	382,352
CSMC Series
2014-2R, 1.21% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	378,054	372,546
CIT Mortgage Loan Trust
2007-1, 2.97% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	347,373	345,591
Nationstar Home Equity Loan Trust
2007-B, 1.84% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	264,809	262,124

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.6% (continued)
Residential Mortgage-Backed Securities - 18.9% (continued)
FBR Securitization Trust
2005-2, 2.37% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	149,457	$148,903
Structured Asset Investment Loan Trust
2005-2, 2.36% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	142,170	140,820
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	82,602	81,546
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 2.27% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36◊	53,266	53,192
Citigroup Mortgage Loan Trust
2007-WFH2, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37◊	47,325	47,267
GreenPoint Mortgage Funding Trust
2007-AR1, 1.70% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47◊	10	10
Total Residential Mortgage-Backed Securities		54,564,079
Commercial Mortgage Backed Securities - 4.7%
BX Commercial Mortgage Trust
2021-VOLT, 2.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	3,750,000	3,506,176
2022-LP2, 2.90% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	1,027,208	965,647
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 2.86% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	3,900,000	3,614,263
Citigroup Commercial Mortgage Trust
2018-C6, 0.94% (WAC) due 11/10/51◊,5	48,429,070	1,881,300
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.75% (WAC) due 06/15/51◊,5	46,485,476	989,764
BENCHMARK Mortgage Trust
2019-B14, 0.91% (WAC) due 12/15/62◊,5	24,743,699	891,986
Life Mortgage Trust
2021-BMR, 2.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38◊,2	933,822	891,604
BXHPP Trust
2021-FILM, 2.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	464,795
KKR Industrial Portfolio Trust
2021-KDIP, 2.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,2	225,000	214,826
Total Commercial Mortgage Backed Securities		13,420,361
Total Collateralized Mortgage Obligations
(Cost $71,350,281)		67,984,440

CORPORATE BONDS†† - 17.5%
Financial - 7.0%
GA Global Funding Trust
1.98% (SOFR + 1.36%) due 04/11/25◊,2	3,300,000	3,239,496
1.63% due 01/15/26[2]	600,000	543,511
Athene Global Funding
2.51% due 03/08/24[2]	3,700,000	3,577,248
F&G Global Funding
0.90% due 09/20/24[2]	3,450,000	3,199,143
Equinix, Inc.
1.45% due 05/15/26	1,850,000	1,642,167
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[6]	1,650,000	1,639,404
Credit Suisse AG NY
1.55% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,550,000	1,530,621
Citigroup, Inc.
1.38% (SOFR + 0.69%) due 01/25/26◊	950,000	917,597
Standard Chartered plc
1.32% due 10/14/23[2,6]	900,000	893,495
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	848,486
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	839,123
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	743,769

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 17.5% (continued)
Financial - 7.0% (continued)
Jefferies Financial Group, Inc.
5.50% due 10/18/23	350,000	$353,579
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	250,000	247,313
Total Financial		20,214,952
Industrial - 2.7%
Ryder System, Inc.
3.35% due 09/01/25	2,500,000	2,423,525
Graphic Packaging International LLC
0.82% due 04/15/24[2]	2,550,000	2,398,873
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	848,644
TD SYNNEX Corp.
1.25% due 08/09/24[2]	900,000	839,971
Vontier Corp.
1.80% due 04/01/26	850,000	741,599
Jabil, Inc.
1.70% due 04/15/26	250,000	223,849
Weir Group plc
2.20% due 05/13/26[2]	200,000	175,835
Total Industrial		7,652,296
Consumer, Non-cyclical - 2.3%
Triton Container International Ltd.
0.80% due 08/01/23[2]	1,050,000	994,959
2.05% due 04/15/26[2]	900,000	795,805
1.15% due 06/07/24[2]	800,000	748,947
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,800,000	1,714,111
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	990,723
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	946,100
Spectrum Brands, Inc.
5.75% due 07/15/25	350,000	345,591
Block, Inc.
2.75% due 06/01/26[2]	150,000	133,085
Total Consumer, Non-cyclical		6,669,321
Technology - 1.6%
HCL America, Inc.
1.38% due 03/10/26[2]	2,800,000	2,519,489
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,291,854
Infor, Inc.
1.45% due 07/15/23[2]	780,000	758,840
Total Technology		4,570,183
Communications - 1.4%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,402,500
T-Mobile USA, Inc.
2.63% due 04/15/26	650,000	589,875
2.25% due 02/15/26	250,000	224,973
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	850,000	782,000
Level 3 Financing, Inc.
5.38% due 05/01/25	750,000	726,428
Paramount Global
4.75% due 05/15/25	360,000	363,340
Total Communications		4,089,116
Consumer, Cyclical - 1.1%
Magallanes, Inc.
3.64% due 03/15/25[2]	2,150,000	2,082,295
Hyatt Hotels Corp.
1.80% due 10/01/24	1,200,000	1,134,253
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	100,000	98,342
Total Consumer, Cyclical		3,314,890
Utilities - 0.6%
Alexander Funding Trust
1.84% due 11/15/23[2]	1,750,000	1,675,455
Energy - 0.5%
Valero Energy Corp.
1.20% due 03/15/24	1,650,000	1,569,114
Basic Materials - 0.3%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	850,000	852,612
Total Corporate Bonds
(Cost $54,034,619)		50,607,939

SENIOR FLOATING RATE INTERESTS††,◊ - 5.4%
Industrial - 2.3%
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	1,750,000	1,737,418
Berry Global, Inc.
3.00% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	1,563,807	1,507,557
TricorBraun Holdings, Inc.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	983,756	912,610
Hunter Douglas, Inc.
4.84% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	1,000,000	858,130
Mileage Plus Holdings LLC
7.31% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	850,000	838,100
Filtration Group Corp.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	441,603	417,394

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.4% (continued)
Industrial - 2.3% (continued)
Standard Industries, Inc.
3.79% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28		285,863	$275,654
Total Industrial			6,546,863
Technology - 1.0%
Emerald TopCo, Inc. (Press Ganey)
4.74% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		937,944	876,040
Dun & Bradstreet
4.87% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26		871,474	820,545
Boxer Parent Company, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25		541,411	503,063
Entegris, Inc.
due 03/02/29		500,000	482,500
Sabre GLBL, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24		221,131	209,108
MACOM Technology Solutions Holdings, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24		135,980	132,637
Total Technology			3,023,893
Financial - 0.6%
USI, Inc.
5.50% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26†††		546,627	504,263
USI, Inc.
5.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24		392,784	375,847
Focus Financial Partners LLC
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24		344,615	330,245
HUB International Ltd.
4.21% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.15%) due 04/25/25		294,629	278,395
Nexus Buyer LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26		295,177	277,761
Total Financial			1,766,511
Consumer, Non-cyclical - 0.6%
Perrigo Investments LLC
3.65% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 04/20/29		1,000,000	960,000
Icon Luxembourg SARL
4.56% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28		750,878	724,387
Total Consumer, Non-cyclical			1,684,387
Consumer, Cyclical - 0.6%
Stars Group (Amaya)
4.50% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26		992,500	941,991
Power Solutions (Panther)
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26		786,469	732,399
Total Consumer, Cyclical			1,674,390
Communications - 0.3%
Internet Brands, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24		838,990	788,130
Energy - 0.0%
ITT Holdings LLC
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28		194,530	185,776
Total Senior Floating Rate Interests
(Cost $16,576,563)			15,669,950

FOREIGN GOVERNMENT DEBT†† - 2.9%
State of Israel
0.75% due 07/31/22	ILS	16,830,000	4,823,230
1.25% due 11/30/22	ILS	12,743,000	3,654,548
Total Foreign Government Debt
(Cost $9,213,528)			8,477,778
Total Investments - 99.4%
(Cost $299,341,847)			$286,947,742
Other Assets & Liabilities, net - 0.6%			1,844,629
Total Net Assets - 100.0%			$288,792,371

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.94%	Quarterly	10/26/24	$30,000,000	$1,486,159	$290	$1,485,869
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.87%	Quarterly	08/25/26	$14,000,000	$1,177,514	$301	$1,177,213
								$2,663,673	$591	$2,663,082

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Sell	10,337,160	3,204,625 USD	08/01/22	$234,857
Barclays Bank plc	ILS	Sell	8,385,525	2,658,725 USD	11/30/22	221,983
UBS AG	ILS	Sell	6,619,410	2,052,791 USD	08/01/22	151,097
UBS AG	ILS	Sell	4,516,763	1,430,316 USD	11/30/22	117,795
Morgan Stanley Capital Services LLC	CZK	Sell	23,573	988 USD	07/28/22	(8)
						$725,724

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of June 30, 2022.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $196,560,526 (cost $204,935,177), or 68.1% of total net assets.
3	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2022. See table below for additional step information for each security.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,563,341 (cost $4,708,818), or 1.6% of total net assets — See Note 6.
5	Security is an interest-only strip.
6	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

BofA — Bank of America

CME — Chicago Mercantile Exchange

CZK — Czech Koruna

ILS — Israeli New Shekel

LIBOR — London Interbank

Offered Rate   plc — Public Limited Company

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$18,765,958	$—	$—	$18,765,958
Asset-Backed Securities	—	117,540,360	7,901,317	125,441,677
Collateralized Mortgage Obligations	—	66,499,985	1,484,455	67,984,440
Corporate Bonds	—	50,607,939	—	50,607,939
Senior Floating Rate Interests	—	15,165,687	504,263	15,669,950
Foreign Government Debt	—	8,477,778	—	8,477,778
Interest Rate Swap Agreements**	—	2,663,082	—	2,663,082
Forward Foreign Currency Exchange Contracts**	—	725,732	—	725,732
Total Assets	$18,765,958	$261,680,563	$9,890,035	$290,336,556

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$8	$—	$8

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at June 30, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$4,550,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	1,850,533	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	1,500,784	Option adjusted spread off third party pricing	Trade Price	—	—
Collateralized Mortgage Obligations	1,484,455	Model Price	Market Comparable Yields	5.8%	—
Senior Floating Rate Interests	504,263	Third Party Pricing	Broker Quote	—	—
Total Assets	$9,890,035

Significant changes in a quote or market comparable yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2022, the Fund had securities with a total value of $5,084,455 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2022:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Senior Floating Rate Interests	Total Assets
Beginning Balance	$7,200,000	$1,690,874	$-	$8,890,874
Purchases/(Receipts)	4,297,112	-	583,600	4,880,712
(Sales, maturities and paydowns)/Fundings	(7,200,000)	(1,690,874)	(40,805)	(8,931,679)
Amortization of premiums/discounts	240	(4)	326	562
Total realized gains (losses) included in earnings	-	(791)	(302)	(1,093)
Total change in unrealized appreciation (depreciation) included in earnings	3,965	795	(38,556)	(33,796)
Transfers into Level 3	3,600,000	1,484,455	-	5,084,455
Transfers out of Level 3	-	-	-	-
Ending Balance	$7,901,317	$1,484,455	$504,263	$9,890,035
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2022	$3,965	$-	$(38,556)	$(34,591)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/29/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	2/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MONEY MARKET FUNDS† - 2.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[1]	5,565,871	$5,565,871
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 1.32%[1]	1,646,783	1,646,783
Total Money Market Funds
(Cost $7,212,654)		7,212,654

	Face Amount~
ASSET-BACKED SECURITIES†† - 37.7%
Collateralized Loan Obligations - 30.9%
BCC Middle Market CLO LLC
2021-1A A1R, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	7,250,000	7,032,285
Lake Shore MM CLO III LLC
2021-2A A1R, 2.52% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	7,050,000	6,979,284
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 2.66% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	7,000,000	6,871,001
Palmer Square Loan Funding Ltd.
2022-1A A2, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,587,373
2021-2A B, 2.88% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	1,250,000	1,185,197
2019-3A A1, 2.33% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27◊,2	211,104	209,518
Cerberus Loan Funding XXXVI, LP
2021-6A A, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	4,877,730	4,854,064
Sound Point CLO XIX Ltd.
2018-1A A, 2.04% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	3,750,000	3,659,571
BXMT Ltd.
2020-FL2 AS, 2.74% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	2,250,000	2,175,803
2020-FL3 AS, 2.64% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	1,250,000	1,208,509
Parliament CLO II Ltd.
2021-2A A, 1.83% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	3,000,000	2,982,652
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 2.56% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	3,000,000	2,954,281
Woodmont Trust
2020-7A A1A, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	2,850,000	2,829,157
BRSP Ltd.
2021-FL1 B, 3.51% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	2,750,000	2,608,970
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 2.66% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	2,500,000	2,475,126
MidOcean Credit CLO VII
2020-7A A1R, 2.08% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	2,344,167	2,314,696
LCCM Trust
2021-FL3 A, 2.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	1,300,000	1,262,057
2021-FL2 B, 3.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,2	1,000,000	955,647
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 2.59% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	2,250,000	2,188,222
Cerberus Loan Funding XXXIV, LP
2021-4A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33◊,2	2,037,064	2,033,854

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 37.7% (continued)
Collateralized Loan Obligations - 30.9% (continued)
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 2.34% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	2,000,000	$1,973,424
CHCP Ltd.
2021-FL1 A, 2.50% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	2,000,000	1,960,212
Cerberus 2112 Levered LLC
3.20% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 02/15/29◊,†††	1,850,000	1,850,533
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 2.63% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	1,800,000	1,762,915
Golub Capital Partners CLO 54M, LP
2021-54A A, 2.89% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,701,807
Cerberus Loan Funding XXXV, LP
2021-5A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,690,051
Venture XIV CLO Ltd.
2020-14A ARR, 2.63% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	1,675,883	1,655,269
Shackleton VIII CLO Ltd.
2017-8A A2R, 1.98% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	1,616,829	1,600,424
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 2.79% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	1,500,000	1,435,107
Owl Rock CLO IV Ltd.
2021-4A A1R, 3.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	1,500,000	1,432,642
Carlyle GMS Finance MM CLO 2015-1 LLC
2018-1A A11R, 2.59% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	1,350,000	1,334,155
Denali Capital CLO XI Ltd.
2018-1A A1RR, 2.19% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	1,249,379	1,240,199
Cerberus Loan Funding XXX, LP
2020-3A A, 2.89% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,250,000	1,236,549
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 3.38% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	1,250,000	1,212,968
HERA Commercial Mortgage Ltd.
2021-FL1 A, 2.66% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊	1,250,000	1,206,425
LoanCore Issuer Ltd.
2018-CRE1 AS, 2.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	1,000,000	988,117
2018-CRE1 A, 2.45% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28◊,2	58,086	58,013
Cerberus Loan Funding XXXI, LP
2021-1A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	1,000,000	989,406
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 2.66% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	985,590
Marathon CLO V Ltd.
2017-5A A2R, 2.96% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,2	688,716	680,587
2017-5A A1R, 2.38% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,2	302,719	301,590

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 37.7% (continued)
Collateralized Loan Obligations - 30.9% (continued)
Voya CLO Ltd.
2020-1A AR, 2.10% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31◊,2	1,000,000	$979,524
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 2.33% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,2	989,329	977,118
Cerberus Loan Funding XXXII, LP
2021-2A A, 2.66% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	968,423
Greystone Commercial Real Estate Notes
2021-FL3 B, 2.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	934,367
BDS Ltd.
2021-FL8 C, 3.16% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/18/36◊,2	1,000,000	934,204
Wellfleet CLO Ltd.
2020-2A A1R, 2.12% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	884,320	873,166
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 2.74% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	750,000	744,329
Cerberus Loan Funding XXVI, LP
2021-1A AR, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,2	750,000	739,337
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 2.76% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	750,000	738,053
Cerberus Loan Funding XXXIII, LP
2021-3A A, 2.60% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	750,000	730,214
Newfleet CLO Ltd.
2018-1A A1R, 2.01% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	339,546	337,332
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 2.71% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	300,000	288,799
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 2.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	250,000	247,609
GPMT Ltd.
2019-FL2 A, 2.93% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊	243,235	242,636
Halcyon Loan Advisors Funding Ltd.
2017-3A A1R, 1.94% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27◊,2	25,491	25,475
Total Collateralized Loan Obligations		97,423,836
Whole Business - 1.6%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	1,980,000	1,920,822
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,206,250	1,168,138
2018-1A, 4.12% due 07/25/48[2]	482,500	470,419
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	1,243,750	1,083,575
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	447,750	397,786
Total Whole Business		5,040,740
Transport-Aircraft - 1.4%
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,†††,2	1,772,897	1,688,382
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,259,995	1,070,235

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 37.7% (continued)
Transport-Aircraft - 1.4% (continued)
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	1,007,401	$905,401
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	782,537	684,281
Total Transport-Aircraft		4,348,299
Net Lease - 1.3%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,674,068	2,446,851
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	1,000,000	872,113
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	723,379	624,379
Total Net Lease		3,943,343
Transport-Container - 1.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,010,938	1,755,160
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	625,333	545,376
2020-1A, 2.73% due 08/21/45[2]	365,251	342,329
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	866,310	764,015
Total Transport-Container		3,406,880
Financial - 0.8%
Station Place Securitization Trust
2021-15, 2.23% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22◊,†††,2	1,750,000	1,750,000
Madison Avenue Secured Funding Trust Series
2021-1, 2.47% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,2	900,000	900,000
Total Financial		2,650,000
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	2,250,000	1,967,043
Total Asset-Backed Securities
(Cost $122,885,539)		118,780,141

CORPORATE BONDS†† - 28.1%
Financial - 11.8%
Athene Global Funding
1.31% (SOFR Compounded Index + 0.56%) due 08/19/24◊,2	3,850,000	3,734,872
GA Global Funding Trust
1.98% (SOFR + 1.36%) due 04/11/25◊,2	3,300,000	3,239,496
1.63% due 01/15/26[2]	450,000	407,634
Credit Suisse AG NY
1.55% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,850,000	1,826,870
1.11% (SOFR Compounded Index + 0.39%) due 02/02/24◊	1,750,000	1,725,127
F&G Global Funding
0.90% due 09/20/24[2]	3,250,000	3,013,685
Morgan Stanley
0.73% due 04/05/24[3]	1,350,000	1,316,077
1.74% (SOFR + 0.95%) due 02/18/26◊	950,000	924,255
Bank of America Corp.
1.38% (SOFR + 0.69%) due 04/22/25◊	2,100,000	2,047,458
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,000,000	1,952,974
Macquarie Bank Ltd.
3.23% due 03/21/25[2]	1,950,000	1,918,450
American Express Co.
1.18% (SOFR + 0.93%) due 03/04/25◊	1,800,000	1,783,595
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	1,800,000	1,729,928
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	1,700,000	1,576,182
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[3]	1,350,000	1,341,331
Equinix, Inc.
1.45% due 05/15/26	1,500,000	1,331,486
Goldman Sachs Group, Inc.
1.38% (SOFR + 0.70%) due 01/24/25◊	1,000,000	977,224
Citigroup, Inc.
1.38% (SOFR + 0.69%) due 01/25/26◊	950,000	917,597
Jackson National Life Global Funding
1.75% due 01/12/25[2]	950,000	895,911

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 28.1% (continued)
Financial - 11.8% (continued)
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	$848,486
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	839,123
Standard Chartered plc
1.32% due 10/14/23[2,3]	750,000	744,579
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	702,449
Jefferies Financial Group, Inc.
5.50% due 10/18/23	350,000	353,579
Brighthouse Financial Global Funding
1.38% (SOFR + 0.76%) due 04/12/24◊,2	300,000	297,979
Iron Mountain, Inc.
5.00% due 07/15/28[2]	275,000	243,564
Nordea Bank Abp
2.54% (3 Month USD LIBOR + 0.94%) due 08/30/23◊,2	200,000	199,713
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	200,000	197,851
Total Financial		37,087,475
Industrial - 4.1%
Boeing Co.
1.95% due 02/01/24	3,050,000	2,951,486
1.43% due 02/04/24	950,000	907,468
Ryder System, Inc.
3.35% due 09/01/25	1,700,000	1,647,997
3.75% due 06/09/23	700,000	698,224
Graphic Packaging International LLC
0.82% due 04/15/24[2]	1,950,000	1,834,432
Teledyne Technologies, Inc.
0.65% due 04/01/23	1,350,000	1,319,280
Berry Global, Inc.
0.95% due 02/15/24	1,200,000	1,136,648
TD SYNNEX Corp.
1.25% due 08/09/24[2]	850,000	793,306
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	669,982
Vontier Corp.
1.80% due 04/01/26	650,000	567,105
Jabil, Inc.
1.70% due 04/15/26	200,000	179,079
Weir Group plc
2.20% due 05/13/26[2]	200,000	175,835
Total Industrial		12,880,842
Consumer, Non-cyclical - 3.4%
Illumina, Inc.
0.55% due 03/23/23	2,750,000	2,692,169
Triton Container International Ltd.
0.80% due 08/01/23[2]	1,050,000	994,959
1.15% due 06/07/24[2]	700,000	655,329
2.05% due 04/15/26[2]	700,000	618,959
Global Payments, Inc.
1.50% due 11/15/24	1,800,000	1,689,755
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,350,000	1,285,583
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	990,723
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	946,100
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[2]	501,000	427,141
Spectrum Brands, Inc.
5.75% due 07/15/25	300,000	296,221
Block, Inc.
2.75% due 06/01/26[2]	100,000	88,723
Total Consumer, Non-cyclical		10,685,662
Technology - 2.4%
HCL America, Inc.
1.38% due 03/10/26[2]	2,200,000	1,979,598
Microchip Technology, Inc.
2.67% due 09/01/23	1,820,000	1,789,677
Infor, Inc.
1.45% due 07/15/23[2]	1,470,000	1,430,121
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,202,761
Skyworks Solutions, Inc.
0.90% due 06/01/23	1,000,000	966,512
Total Technology		7,368,669
Utilities - 2.2%
NextEra Energy Capital Holdings, Inc.
1.33% (SOFR Compounded Index + 0.54%) due 03/01/23◊	2,750,000	2,736,344
CenterPoint Energy Resources Corp.
2.11% (3 Month USD LIBOR + 0.50%) due 03/02/23◊	1,668,000	1,663,313
ONE Gas, Inc.
1.10% due 03/11/24	1,400,000	1,333,632
Alexander Funding Trust
1.84% due 11/15/23[2]	1,350,000	1,292,494
Total Utilities		7,025,783
Communications - 1.8%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,355,750
eBay, Inc.
1.40% due 05/10/26	1,500,000	1,349,240
Rogers Communications, Inc.
2.95% due 03/15/25[2]	900,000	869,422
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	700,000	644,000
T-Mobile USA, Inc.
2.63% due 04/15/26	500,000	453,750
2.25% due 02/15/26	200,000	179,979
Level 3 Financing, Inc.
5.38% due 05/01/25	600,000	581,142

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 28.1% (continued)
Communications - 1.8% (continued)
Paramount Global
4.75% due 05/15/25	330,000	$333,061
Total Communications		5,766,344
Energy - 1.0%
Enbridge, Inc.
1.42% (SOFR Compounded Index + 0.63%) due 02/16/24◊	1,850,000	1,827,564
Valero Energy Corp.
1.20% due 03/15/24	1,350,000	1,283,820
Occidental Petroleum Corp.
2.70% due 02/15/23	97,000	95,305
Total Energy		3,206,689
Consumer, Cyclical - 1.0%
Magallanes, Inc.
3.64% due 03/15/25[2]	2,150,000	2,082,295
Hyatt Hotels Corp.
1.80% due 10/01/24	1,150,000	1,086,992
Total Consumer, Cyclical		3,169,287
Basic Materials - 0.4%
Alcoa Nederland Holding BV
5.50% due 12/15/27[2]	700,000	663,250
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	650,000	651,997
Total Basic Materials		1,315,247
Total Corporate Bonds
(Cost $93,042,232)		88,505,998

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.1%
Residential Mortgage-Backed Securities - 18.8%
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	3,355,426	3,223,657
2021-5, 1.79% due 06/25/26[2,4]	1,309,006	1,224,999
2021-8, 1.74% (WAC) due 09/25/26◊,2	663,894	617,567
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	2,004,377	1,896,951
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	886,175	854,770
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	882,796	820,403
2020-NQM1, 1.21% due 05/25/65[2,4]	794,204	752,573
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	633,255	595,510
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	2,827,097	2,618,465
2022-R1, 3.13% due 01/29/70[2,4]	1,230,351	1,112,258
2021-HE1, 1.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	394,983	390,678
2021-HE2, 1.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	226,122	223,601
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	1,143,091	1,083,568
2021-6, 1.89% (WAC) due 10/25/66◊,2	804,952	708,127
2021-5, 1.37% (WAC) due 09/25/66◊,2	826,897	699,068
2019-4, 2.85% due 11/25/59[2,4]	441,856	439,240
2021-4, 1.35% (WAC) due 07/25/66◊,2	381,477	331,019
2020-1, 2.42% due 01/25/60[2,4]	305,856	300,120
2019-4, 2.64% due 11/25/59[2,4]	236,503	235,199
2021-3, 1.44% (WAC) due 06/25/66◊,2	221,009	190,201
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,4]	1,278,658	1,185,265
2021-GS3, 1.75% due 07/25/61[2,4]	1,267,296	1,165,630
2021-GS2, 1.75% due 04/25/61[2,4]	500,083	468,805
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,150,000	2,053,565
2020-T3, 1.32% due 10/15/52[2]	600,000	594,173
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	2,849,392	2,603,089
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	2,398,947	2,393,012
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	979,437	949,680
2019-1A, 3.50% (WAC) due 10/25/59◊,2	954,947	916,821
2017-5A, 3.12% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57◊,2	343,784	342,741
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 1.76% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	1,801,362	1,742,804

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.1% (continued)
Residential Mortgage-Backed Securities - 18.8% (continued)
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,2	1,394,058	$1,151,913
2022-1, 3.29% (WAC) due 12/25/66◊,2	636,939	590,448
GCAT 2022-NQM3 Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	1,821,196	1,735,225
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	702,269	687,645
2017-6, 2.75% (WAC) due 10/25/57◊,2	573,373	560,245
2017-5, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	490,988	485,944
Home Equity Loan Trust
2007-FRE1, 1.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	1,736,273	1,625,594
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,694,548	1,612,347
FKRT
2.21% due 11/30/58†††,5	1,450,000	1,388,684
Towd Point Revolving Trust
4.83% due 09/25/64[5]	1,250,000	1,209,894
Soundview Home Loan Trust
2006-OPT5, 1.76% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	1,212,883	1,154,942
2006-1, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36◊	53,166	53,074
NovaStar Mortgage Funding Trust Series
2007-2, 1.82% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	1,209,676	1,165,114
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	1,221,177	1,147,254
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.36% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	1,054,780	1,035,599
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.25% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	1,013,171	988,631
HarborView Mortgage Loan Trust
2006-14, 1.91% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	1,096,921	969,817
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,5	783,173	768,340
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	206,026	200,207
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 2.19% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	936,317	927,857
LSTAR Securities Investment Ltd.
2021-1, 2.86% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,5	486,943	474,678
2021-2, 2.76% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,5	300,301	294,762
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[2]	750,000	735,895
Encore Credit Receivables Trust
2005-2, 2.36% (1 Month USD LIBOR + 0.74%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35◊	733,712	724,763
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	715,583	702,337
Banc of America Funding Trust
2015-R2, 1.88% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	702,506	681,582
Alternative Loan Trust
2007-OA7, 1.90% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	655,029	565,561

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.1% (continued)
Residential Mortgage-Backed Securities - 18.8% (continued)
Nationstar Home Equity Loan Trust
2007-B, 1.84% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	537,766	$532,313
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	532,823	514,284
Morgan Stanley Home Equity Loan Trust
2006-2, 2.18% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	324,513	321,176
Countrywide Asset-Backed Certificates
2006-6, 1.96% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36◊	300,725	300,222
CSMC Series
2014-2R, 1.21% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	274,394	270,396
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 2.57% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35◊	270,351	269,860
CIT Mortgage Loan Trust
2007-1, 2.97% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	218,032	216,913
FBR Securitization Trust
2005-2, 2.37% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	149,457	148,903
Structured Asset Investment Loan Trust
2005-2, 2.36% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	82,933	82,145
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	68,835	67,955
Citigroup Mortgage Loan Trust
2007-WFH2, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37◊	47,325	47,267
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 2.27% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36◊	45,656	45,593
GreenPoint Mortgage Funding Trust
2007-AR1, 1.70% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47◊	13	13
Total Residential Mortgage-Backed Securities		59,188,951
Commercial Mortgage Backed Securities - 3.3%
BX Commercial Mortgage Trust
2021-VOLT, 2.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	3,500,000	3,272,431
2022-LP2, 2.90% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	980,516	921,754
Morgan Stanley Capital I Trust
2018-H3, 0.99% (WAC) due 07/15/51◊,6	51,853,051	1,783,200
Citigroup Commercial Mortgage Trust
2018-C6, 0.94% (WAC) due 11/10/51◊,6	42,835,439	1,664,007
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 2.86% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	850,000	787,724
Life Mortgage Trust
2021-BMR, 2.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38◊,2	737,228	703,898
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.75% (WAC) due 06/15/51◊,6	31,067,254	661,481
BXHPP Trust
2021-FILM, 2.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	464,795

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.1% (continued)
Commercial Mortgage Backed Securities - 3.3% (continued)
KKR Industrial Portfolio Trust
2021-KDIP, 2.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,2	187,500	$179,022
Total Commercial Mortgage Backed Securities		10,438,312
Total Collateralized Mortgage Obligations
(Cost $73,157,201)		69,627,263
SENIOR FLOATING RATE INTERESTS††,◊ - 6.8%
Industrial - 1.8%
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	1,660,000	1,648,065
Berry Global, Inc.
3.00% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	1,206,365	1,162,972
Hunter Douglas, Inc.
4.84% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	1,000,000	858,130
TricorBraun Holdings, Inc.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	895,477	830,716
Mileage Plus Holdings LLC
7.31% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	650,000	640,900
Filtration Group Corp.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	343,469	324,640
Standard Industries, Inc.
3.79% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	254,100	245,026
Total Industrial		5,710,449
Financial - 1.3%
NFP Corp.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	1,965,414	1,812,111
Alliant Holdings Intermediate LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	673,817	635,793
Cobham Ultra SeniorCo SARL
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/15/28	550,000	522,044
USI, Inc.
5.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	294,588	281,885
Nexus Buyer LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	253,008	238,081
Focus Financial Partners LLC
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	246,154	235,889
HUB International Ltd.
4.21% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.15%) due 04/25/25	196,419	185,597
Total Financial		3,911,400
Technology - 1.2%
Emerald TopCo, Inc. (Press Ganey)
4.74% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	740,482	691,610
Dun & Bradstreet
4.87% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	691,228	650,833
CoreLogic, Inc.
5.19% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	696,491	577,391
VT TopCo, Inc.
5.42% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	548,695	528,119
5.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	20,116	19,261
Entegris, Inc.
due 03/02/29	500,000	482,500
Boxer Parent Company, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	443,127	411,740
MACOM Technology Solutions Holdings, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	226,282	220,720
Sabre GLBL, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	176,905	167,287
Total Technology		3,749,461
Consumer, Non-cyclical - 1.1%
Perrigo Investments LLC
3.65% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 04/20/29	1,000,000	960,000

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 6.8% (continued)
Consumer, Non-cyclical - 1.1% (continued)
Elanco Animal Health, Inc.
2.81% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27		706,519	$665,894
Icon Luxembourg SARL
4.56% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28		625,732	603,656
JBS USA Lux SA
2.80% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/01/26		624,852	601,420
Pearl Intermediate Parent LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25		494,911	465,627
Agiliti
3.81% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/04/26†††		297,692	285,040
Total Consumer, Non-cyclical			3,581,637
Consumer, Cyclical - 0.6%
Power Solutions (Panther)
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26		1,105,390	1,029,395
Stars Group (Amaya)
4.50% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26		893,250	847,792
Total Consumer, Cyclical			1,877,187
Communications - 0.5%
Internet Brands, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24		840,149	789,219
Recorded Books, Inc.
6.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25		750,000	709,688
CSC Holdings LLC
3.57% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25		187,031	173,565
Total Communications			1,672,472
Energy - 0.2%
ITT Holdings LLC
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28		683,833	653,060
Basic Materials - 0.1%
Messer Industries USA, Inc.
4.76% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26		335,865	319,912
Total Senior Floating Rate Interests
(Cost $22,794,941)			21,475,578

FOREIGN GOVERNMENT DEBT†† - 2.6%
State of Israel
1.25% due 11/30/22	ILS	15,258,000	4,375,822
0.75% due 07/31/22	ILS	13,640,000	3,909,023
Total Foreign Government Debt
(Cost $9,024,902)			8,284,845
Total Investments - 99.6%
(Cost $328,117,469)			$313,886,479
Other Assets & Liabilities, net - 0.4%			1,216,525
Total Net Assets - 100.0%			$315,103,004

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$28,300,000	$1,032,887	$152	$1,032,735
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly	05/04/26	7,000,000	516,925	254	516,671
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	3,000,000	316,986	282	316,704
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	1,800,000	61,259	272	60,987
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	1,360,000	57,654	283	57,371
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	47,167	279	46,888
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	44,029	283	43,746
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.72%	Annually	06/07/27	1,800,000	2,666	304	2,362
								$2,079,573	$2,109	$2,077,464

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	ILS	Sell	10,041,975	3,183,921 USD	11/30/22	$265,833
Goldman Sachs International	ILS	Sell	8,392,646	2,601,806 USD	08/01/22	190,678
UBS AG	ILS	Sell	5,406,750	1,712,148 USD	11/30/22	141,006
UBS AG	ILS	Sell	5,349,934	1,659,105 USD	08/01/22	122,120
Morgan Stanley Capital Services LLC	CZK	Sell	9,135	383 USD	07/28/22	(3)
						$719,634

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of June 30, 2022.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $198,987,814 (cost $208,128,519), or 63.2% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2022. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,336,565 (cost $4,475,350), or 1.4% of total net assets — See Note 6.
6	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$7,212,654	$—		$—	$7,212,654
Asset-Backed Securities	—	112,591,226	*	6,188,915	118,780,141
Corporate Bonds	—	88,505,998		—	88,505,998
Collateralized Mortgage Obligations	—	68,238,579		1,388,684	69,627,263
Senior Floating Rate Interests	—	21,190,538		285,040	21,475,578
Foreign Government Debt	—	8,284,845		—	8,284,845
Interest Rate Swap Agreements**	—	2,077,464		—	2,077,464
Forward Foreign Currency Exchange Contracts**	—	719,637		—	719,637
Total Assets	$7,212,654	$301,608,287		$7,862,639	$316,683,580

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$3	$—	$3
Unfunded Loan Commitments (Note 5)	—	—	613	613
Total Liabilities	$—	$3	$613	$616

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized with Level 3 of the value hierarchy:

Category	Ending Balance at June 30, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$2,650,000	Third Party Pricing	Broker Quote	─	─
Asset-Backed Securities	1,850,533	Option adjusted spread off prior month end broker quote	Broker Quote	─	─
Asset-Backed Securities	1,688,382	Option adjusted spread off third party pricing	Trade Price	─	─
Collateralized Mortgage Obligations	1,388,684	Model Price	Market Comparable Yields	5.8%	─
Senior Floating Rate Interests	285,040	Third Party Pricing	Broker Quote	─	─
Total Assets	$7,862,639
Liabilities:
Unfunded Loan Commitments	$613	Model Price	Purchase Price	─	─

Significant changes in a quote or market comparable yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2022, the Fund had securities with a total value of $3,138,684 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2022:

	Assets				Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$8,550,000	$1,349,283	$-	$9,899,283	$(242)
Purchases/(Receipts)	4,434,252	-	299,250	4,733,502	-
(Sales, maturities and paydowns)/Fundings	(8,550,000)	(1,349,283)	(2,308)	(9,901,591)	100
Amortization of premiums/discounts	269	(3)	4	270	-
Total realized gains (losses) included in earnings	-	(631)	2	(629)	302
Total change in unrealized appreciation (depreciation) included in earnings	4,394	634	(11,908)	(6,880)	(773)
Transfers into Level 3	1,750,000	1,388,684	-	3,138,684	-
Ending Balance	$6,188,915	$1,388,684	$285,040	$7,862,639	$(613)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2022	$4,394	$-	$(11,908)	$(7,514)	$(773)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/29/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MONEY MARKET FUNDS† - 3.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[1]	2,314,216	$2,314,216
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 1.32%[1]	1,747,752	1,747,752
Total Money Market Funds
(Cost $4,061,968)		4,061,968

	Face Amount~
ASSET-BACKED SECURITIES†† - 39.9%
Collateralized Loan Obligations - 33.5%
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 2.66% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	2,750,000	2,699,322
Lake Shore MM CLO III LLC
2021-2A A1R, 2.52% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	2,700,000	2,672,917
BCC Middle Market CLO LLC
2021-1A A1R, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	2,750,000	2,667,419
Palmer Square Loan Funding Ltd.
2022-1A A2, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,500,000	1,434,949
2021-2A B, 2.88% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	750,000	711,119
2019-3A A1, 2.33% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27◊,2	211,104	209,518
Cerberus Loan Funding XXXVI, LP
2021-6A A, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	1,850,173	1,841,197
KVK CLO 2013-1 Ltd.
2017-1A BR, 2.49% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28◊,2	1,750,000	1,734,524
BXMT Ltd.
2020-FL2 AS, 2.74% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	1,000,000	967,023
2020-FL3 AS, 2.64% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	750,000	725,105
Sound Point CLO XIX Ltd.
2018-1A A, 2.04% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	1,500,000	1,463,828
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 2.56% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	1,250,000	1,230,951
Woodmont Trust
2020-7A A1A, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	1,100,000	1,091,955
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 2.66% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	1,000,000	990,051
Cerberus Loan Funding XXX, LP
2020-3A A, 2.89% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,000,000	989,239
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 2.66% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	985,590
CHCP Ltd.
2021-FL1 A, 2.50% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	1,000,000	980,106
Cerberus Loan Funding XXXII, LP
2021-2A A, 2.66% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	968,423
MidOcean Credit CLO VII
2020-7A A1R, 2.08% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	937,667	925,879

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.9% (continued)
Collateralized Loan Obligations - 33.5% (continued)
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 2.34% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	850,000	$838,705
Cerberus Loan Funding XXXIV, LP
2021-4A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33◊,2	797,850	796,593
Cerberus 2112 Levered LLC
3.20% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 02/15/29◊,†††	750,000	750,216
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 2.59% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	750,000	729,407
Golub Capital Partners CLO 54M, LP
2021-54A A, 2.89% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	750,000	729,346
Cerberus Loan Funding XXXV, LP
2021-5A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	750,000	724,308
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 2.79% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	750,000	717,554
Owl Rock CLO IV Ltd.
2021-4A A1R, 3.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	750,000	716,321
Venture XIV CLO Ltd.
2020-14A ARR, 2.63% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	718,236	709,401
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 2.63% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	700,000	685,578
LoanCore Issuer Ltd.
2018-CRE1 AS, 2.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	500,000	494,058
2018-CRE1 A, 2.45% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28◊,2	29,043	29,006
Denali Capital CLO XI Ltd.
2018-1A A1RR, 2.19% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	514,450	510,670
Parliament CLO II Ltd.
2021-2A A, 1.83% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	500,000	497,109
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 2.74% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	500,000	496,219
Carlyle GMS Finance MM CLO 2015-1 LLC
2018-1A A11R, 2.59% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	500,000	494,131
Cerberus Loan Funding XXVI, LP
2021-1A AR, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,2	500,000	492,891
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 2.76% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	500,000	492,035
Cerberus Loan Funding XXXIII, LP
2021-3A A, 2.60% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	486,809
LCCM Trust
2021-FL3 A, 2.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	500,000	485,407

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.9% (continued)
Collateralized Loan Obligations - 33.5% (continued)
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 3.38% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	500,000	$485,187
BRSP Ltd.
2021-FL1 B, 3.51% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	500,000	474,358
HERA Commercial Mortgage Ltd.
2021-FL1 B, 3.21% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	471,355
Wellfleet CLO Ltd.
2020-2A A1R, 2.12% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	442,160	436,583
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 2.71% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	250,000	240,666
Marathon CLO V Ltd.
2017-5A A1R, 2.38% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,2	118,298	117,857
Newfleet CLO Ltd.
2018-1A A1R, 2.01% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	113,182	112,444
GPMT Ltd.
2019-FL2 A, 2.93% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊	110,561	110,289
Total Collateralized Loan Obligations		39,613,618
Transport-Aircraft - 1.4%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	782,537	684,281
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,†††,2	689,460	656,593
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	402,960	362,161
Total Transport-Aircraft		1,703,035
Transport-Container - 1.3%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	893,750	780,071
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	268,000	233,732
2020-1A, 2.73% due 08/21/45[2]	202,917	190,183
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	433,155	382,008
Total Transport-Container		1,585,994
Net Lease - 1.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,215,485	1,112,205
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	289,352	249,752
Total Net Lease		1,361,957
Whole Business - 1.0%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	792,000	768,328
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	497,500	433,430
Total Whole Business		1,201,758
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	1,250,000	1,092,802
Financial - 0.6%
Madison Avenue Secured Funding Trust Series
2021-1, 2.47% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,2	350,000	350,000

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.9% (continued)
Financial - 0.6% (continued)
Station Place Securitization Trust
2021-15, 2.23% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22◊,†††,2	300,000	$300,000
Total Financial		650,000
Total Asset-Backed Securities
(Cost $48,779,511)		47,209,164

CORPORATE BONDS†† - 25.3%
Financial - 9.4%
GA Global Funding Trust
1.98% (SOFR + 1.36%) due 04/11/25◊,2	1,250,000	1,227,082
1.63% due 01/15/26[2]	200,000	181,171
Athene Global Funding
2.51% due 03/08/24[2]	1,400,000	1,353,553
F&G Global Funding
0.90% due 09/20/24[2]	1,250,000	1,159,110
Capital One Financial Corp.
2.10% (SOFR + 1.35%) due 05/09/25◊	750,000	739,605
American Express Co.
1.18% (SOFR + 0.93%) due 03/04/25◊	700,000	693,620
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	700,000	672,750
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[3]	600,000	596,147
Credit Suisse AG NY
1.55% (SOFR Compounded Index + 1.26%) due 02/21/25◊	600,000	592,498
Equinix, Inc.
1.45% due 05/15/26	650,000	576,977
Bank of Nova Scotia
1.23% (SOFR Compounded Index + 0.96%) due 03/11/24◊	350,000	348,451
Standard Chartered plc
1.32% due 10/14/23[2,3]	350,000	347,470
Morgan Stanley
1.74% (SOFR + 0.95%) due 02/18/26◊	350,000	340,515
Citigroup, Inc.
1.38% (SOFR + 0.69%) due 01/25/26◊	350,000	338,062
Jackson National Life Global Funding
1.75% due 01/12/25[2]	350,000	330,072
FS KKR Capital Corp.
4.25% due 02/14/25[2]	350,000	329,967
American Equity Investment Life Holding Co.
5.00% due 06/15/27	300,000	296,161
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	350,000	289,244
Nordea Bank Abp
2.54% (3 Month USD LIBOR + 0.94%) due 08/30/23◊,2	250,000	249,641
Jefferies Financial Group, Inc.
5.50% due 10/18/23	150,000	151,534
Brighthouse Financial Global Funding
1.38% (SOFR + 0.76%) due 04/12/24◊,2	150,000	148,990
Iron Mountain, Inc.
5.00% due 07/15/28[2]	125,000	110,711
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	100,000	98,925
Total Financial		11,172,256
Consumer, Non-cyclical - 4.5%
Illumina, Inc.
0.55% due 03/23/23	1,250,000	1,223,713
Triton Container International Ltd.
0.80% due 08/01/23[2]	350,000	331,653
1.15% due 06/07/24[2]	300,000	280,855
2.05% due 04/15/26[2]	300,000	265,268
Global Payments, Inc.
1.50% due 11/15/24	700,000	657,127
Element Fleet Management Corp.
1.60% due 04/06/24[2]	650,000	618,985
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	400,000	377,419
Constellation Brands, Inc.
3.60% due 05/09/24	350,000	348,697
IQVIA, Inc.
5.00% due 05/15/27[2]	350,000	331,135
CVS Health Corp.
4.00% due 12/05/23	250,000	250,867
Stryker Corp.
3.38% due 05/15/24	250,000	248,685
Bunge Limited Finance Corp.
3.00% due 09/25/22	200,000	199,959
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	148,110
Block, Inc.
2.75% due 06/01/26[2]	100,000	88,723
Total Consumer, Non-cyclical		5,371,196
Industrial - 3.5%
Ryder System, Inc.
3.35% due 09/01/25	800,000	775,528
3.75% due 06/09/23	300,000	299,239

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 25.3% (continued)
Industrial - 3.5% (continued)
Graphic Packaging International LLC
0.82% due 04/15/24[2]	900,000	$846,661
Teledyne Technologies, Inc.
0.65% due 04/01/23	650,000	635,209
Berry Global, Inc.
0.95% due 02/15/24	450,000	426,243
TD SYNNEX Corp.
1.25% due 08/09/24[2]	350,000	326,655
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	350,000	312,658
Vontier Corp.
1.80% due 04/01/26	300,000	261,741
Weir Group plc
2.20% due 05/13/26[2]	200,000	175,835
Jabil, Inc.
1.70% due 04/15/26	100,000	89,540
Total Industrial		4,149,309
Technology - 2.7%
HCL America, Inc.
1.38% due 03/10/26[2]	1,000,000	899,817
Microchip Technology, Inc.
2.67% due 09/01/23	720,000	708,004
Infor, Inc.
1.45% due 07/15/23[2]	690,000	671,281
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	550,000	490,014
Skyworks Solutions, Inc.
0.90% due 06/01/23	400,000	386,605
Total Technology		3,155,721
Utilities - 1.8%
NextEra Energy Capital Holdings, Inc.
1.33% (SOFR Compounded Index + 0.54%) due 03/01/23◊	1,250,000	1,243,792
Alexander Funding Trust
1.84% due 11/15/23[2]	650,000	622,312
OGE Energy Corp.
0.70% due 05/26/23	250,000	243,614
Total Utilities		2,109,718
Communications - 1.5%
FactSet Research Systems, Inc.
2.90% due 03/01/27	550,000	514,250
Rogers Communications, Inc.
2.95% due 03/15/25[2]	350,000	338,109
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	300,000	276,000
T-Mobile USA, Inc.
2.63% due 04/15/26	200,000	181,500
2.25% due 02/15/26	100,000	89,989
Level 3 Financing, Inc.
5.38% due 05/01/25	250,000	242,142
Paramount Global
4.75% due 05/15/25	132,000	133,225
Total Communications		1,775,215
Consumer, Cyclical - 1.1%
Magallanes, Inc.
3.64% due 03/15/25[2]	850,000	823,233
Hyatt Hotels Corp.
1.80% due 10/01/24	450,000	425,345
Total Consumer, Cyclical		1,248,578
Energy - 0.5%
Valero Energy Corp.
1.20% due 03/15/24	650,000	618,136
Basic Materials - 0.3%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	300,000	300,922
Total Corporate Bonds
(Cost $31,445,323)		29,901,051

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.6%
Residential Mortgage-Backed Securities - 18.7%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	911,080	862,251
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	531,705	512,862
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	422,170	397,006
2020-NQM1, 1.21% due 05/25/65[2,4]	375,442	355,762
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	308,979	287,141
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	1,304,888	1,253,644
2021-5, 1.79% due 06/25/26[2,4]	567,236	530,833
2021-8, 1.74% (WAC) due 09/25/26◊,2	273,368	254,292
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	1,000,000	955,146
2020-T3, 1.32% due 10/15/52[2]	300,000	297,086
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	1,131,579	1,128,779
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,4]	568,098	522,524
2021-GS4, 1.65% due 11/25/60[2,4]	426,219	395,088
2021-GS2, 1.75% due 04/25/61[2,4]	208,368	195,336
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,4]	492,140	444,903

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.6% (continued)
Residential Mortgage-Backed Securities - 18.7% (continued)
2021-C, 1.62% due 03/01/61[2,4]	403,871	$374,066
2021-HE1, 1.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	169,278	167,433
2021-HE2, 1.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	96,909	95,829
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 1.76% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	1,048,426	1,013,555
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	541,464	513,269
2020-1, 2.42% due 01/25/60[2,4]	122,342	120,048
2019-4, 2.64% due 11/25/59[2,4]	118,252	117,600
2021-3, 1.44% (WAC) due 06/25/66◊,2	94,718	81,515
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	397,896	385,807
2019-1A, 3.50% (WAC) due 10/25/59◊,2	387,141	371,684
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	814,112	743,740
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	726,235	691,006
Verus Securitization Trust 2022-4
2022-4, 4.74% (WAC) due 04/25/67◊,2	716,378	690,685
Home Equity Loan Trust
2007-FRE1, 1.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	714,994	669,416
Soundview Home Loan Trust
2006-OPT5, 1.76% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	553,426	526,988
2006-1, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36◊	36,377	36,314
FKRT
2.21% due 11/30/58†††,5	550,000	526,742
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.36% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	527,390	517,800
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	547,424	514,286
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	292,612	286,519
2017-5, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	203,807	201,713
HarborView Mortgage Loan Trust
2006-14, 1.91% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	548,461	484,908
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.25% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	496,653	484,623
Towd Point Revolving Trust
4.83% due 09/25/64[5]	500,000	483,957
NovaStar Mortgage Funding Trust Series
2007-2, 1.82% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	472,874	455,454
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 2.19% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	398,433	394,833
LSTAR Securities Investment Ltd.
2021-1, 2.86% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,5	243,471	237,339
2021-2, 2.76% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,5	133,467	131,005
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[2]	350,000	343,418

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.6% (continued)
Residential Mortgage-Backed Securities - 18.7% (continued)
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	327,975	$321,905
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	266,412	257,142
CSMC Series
2014-2R, 1.21% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	231,710	228,335
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	227,478	210,874
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	206,026	200,206
Countrywide Asset-Backed Certificates
2006-6, 1.96% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36◊	194,587	194,261
CIT Mortgage Loan Trust
2007-1, 2.97% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	166,296	165,443
FBR Securitization Trust
2005-2, 2.37% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	149,457	148,903
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	110,306	106,190
Structured Asset Investment Loan Trust
2005-2, 2.36% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	82,933	82,145
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	55,068	54,364
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 2.27% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36◊	25,365	25,330
Citigroup Mortgage Loan Trust
2007-WFH2, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37◊	23,662	23,634
GreenPoint Mortgage Funding Trust
2007-AR1, 1.70% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47◊	10	10
Total Residential Mortgage-Backed Securities		22,072,947
Commercial Mortgage Backed Securities - 3.9%
BX Commercial Mortgage Trust
2021-VOLT, 2.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	1,250,000	1,168,726
2022-LP2, 2.90% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	466,913	438,930
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.16% (WAC) due 02/15/50◊,6	21,165,325	805,986
MTN Commercial Mortgage Trust 2022-LPFL
2022-LPFL, 4.22% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,2	800,000	760,051
BENCHMARK Mortgage Trust
2019-B14, 0.91% (WAC) due 12/15/62◊,6	9,897,480	356,794
Life Mortgage Trust
2021-BMR, 2.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38◊,2	344,040	328,486
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 2.86% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	350,000	324,357
BXHPP Trust
2021-FILM, 2.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	250,000	232,398

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.6% (continued)
Commercial Mortgage Backed Securities - 3.9% (continued)
KKR Industrial Portfolio Trust
2021-KDIP, 2.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,2	187,500	$179,022
Total Commercial Mortgage Backed Securities		4,594,750
Total Collateralized Mortgage Obligations
(Cost $27,848,594)		26,667,697

SENIOR FLOATING RATE INTERESTS††,◊ - 5.7%
Industrial - 2.1%
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	600,000	595,686
Berry Global, Inc.
3.00% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	580,843	559,950
TricorBraun Holdings, Inc.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	497,487	461,509
Hunter Douglas, Inc.
4.84% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	350,000	300,345
Mileage Plus Holdings LLC
7.31% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	300,000	295,800
Filtration Group Corp.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	147,201	139,131
Standard Industries, Inc.
3.79% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	95,288	91,885
Total Industrial		2,444,306
Technology - 1.4%
Entegris, Inc.
due 03/02/29	500,000	482,500
Dun & Bradstreet
4.87% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	296,241	278,928
Emerald TopCo, Inc. (Press Ganey)
4.74% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	296,193	276,644
Boxer Parent Company, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	246,560	229,096
VT TopCo, Inc.
5.42% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	211,486	203,556
5.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	7,753	7,424
Sabre GLBL, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	88,452	83,643
MACOM Technology Solutions Holdings, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	54,392	53,055
Total Technology		1,614,846
Consumer, Non-cyclical - 0.7%
Perrigo Investments LLC
3.65% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 04/20/29	500,000	480,000
Icon Luxembourg SARL
4.56% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	250,293	241,462
Outcomes Group Holdings, Inc.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	98,721	91,811
Total Consumer, Non-cyclical		813,273
Financial - 0.7%
Alliant Holdings Intermediate LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	296,183	279,470
Focus Financial Partners LLC
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	147,692	141,534
USI, Inc.
5.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	147,294	140,942
Nexus Buyer LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	126,505	119,041

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.7% (continued)
Financial - 0.7% (continued)
HUB International Ltd.
4.21% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.15%) due 04/25/25		98,210	$92,798
Total Financial			773,785
Consumer, Cyclical - 0.6%
Power Solutions (Panther)
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26		455,849	424,509
Stars Group (Amaya)
4.50% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26		347,375	329,697
Total Consumer, Cyclical			754,206
Communications - 0.2%
Internet Brands, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24		296,114	278,164
Energy - 0.0%
ITT Holdings LLC
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28		65,505	62,557
Total Senior Floating Rate Interests
(Cost $7,111,877)			6,741,137

FOREIGN GOVERNMENT DEBT†† - 2.7%
State of Israel
0.75% due 07/31/22	ILS	6,090,000	1,745,304
1.25% due 11/30/22	ILS	4,872,000	1,397,235
Total Foreign Government Debt
(Cost $3,416,387)			3,142,539
Total Investments - 99.6%
(Cost $122,663,660)			$117,723,556
Other Assets & Liabilities, net - 0.4%			451,820
Total Net Assets - 100.0%			$118,175,376

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$9,700,000	$354,029	$132	$353,897
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly	05/04/26	4,000,000	295,386	244	295,142
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	1,300,000	137,361	270	137,091
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.42%	Annually	03/04/24	1,400,000	35,877	254	35,623
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	700,000	23,823	269	23,554
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	520,000	22,044	280	21,764
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	380,000	17,072	281	16,791
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	300,000	16,647	277	16,370
								$902,239	$2,007	$900,232

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Sell	3,747,976	1,161,911 USD	08/01/22	$85,153
Barclays Bank plc	ILS	Sell	3,209,625	1,017,648 USD	11/30/22	84,966
UBS AG	ILS	Sell	2,387,824	740,505 USD	08/01/22	54,505
UBS AG	ILS	Sell	1,723,275	545,709 USD	11/30/22	44,944
Morgan Stanley Capital Services LLC	CZK	Sell	4,140	173 USD	07/28/22	(1)
						$269,567

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of June 30, 2022.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $77,956,996 (cost $81,281,485), or 66.0% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2022. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,579,249 (cost $1,632,930), or 1.3% of total net assets — See Note 6.
6	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$4,061,968	$—		$—	$4,061,968
Asset-Backed Securities	—	45,152,355	*	2,056,809	47,209,164
Corporate Bonds	—	29,901,051		—	29,901,051
Collateralized Mortgage Obligations	—	26,140,955		526,742	26,667,697
Senior Floating Rate Interests	—	6,741,137		—	6,741,137
Foreign Government Debt	—	3,142,539		—	3,142,539
Interest Rate Swap Agreements**	—	900,232		—	900,232
Forward Foreign Currency Exchange Contracts**	—	269,568		—	269,568
Total Assets	$4,061,968	$112,247,837		$2,583,551	$118,893,356

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$1	$—	$1
Unfunded Loan Commitments (Note 5)	—	—	236	236
Total Liabilities	$—	$1	$236	$237

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at June 30, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$750,216	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	656,593	Option adjusted spread off third party pricing	Trade Price	—	—
Asset-Backed Securities	650,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	526,742	Model Price	Market Comparable Yields	5.8%	—
Total Assets	$2,583,551
Liabilities:
Unfunded Loan Commitments	$236	Model Price	Purchase Price	—	—

Significant changes in a quote or market comparable yield would generally result in significant changes in the fair value of the security.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2022, the Fund had securities with a total value of $826,742 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2022:

	Assets			Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets	Unfunded Loan Commitments
Beginning Balance	$3,650,000	$631,943	$4,281,943	$-
Purchases/(Receipts)	1,754,987	-	1,754,987	-
(Sales, maturities and paydowns)/Fundings	(3,650,000)	(631,943)	(4,281,943)	-
Amortization of premiums/discounts	105	(1)	104	-
Total realized gains (losses) included in earnings	-	(296)	(296)	-
Total change in unrealized appreciation (depreciation) included in earnings	1,717	297	2,014	(236)
Transfers into Level 3	300,000	526,742	826,742	-
Transfers out of Level 3	-	-	-	-
Ending Balance	$2,056,809	$526,742	$2,583,551	$(236)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2022	$1,717	-	$1,717	$(236)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/29/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	2/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange (“NYSE”).

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s close price from the applicable exchange adjusted for the current day's spreads.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closedend fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At June 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$299,341,847	$2,816,606	$(11,821,905)	$(9,005,299)
Guggenheim Strategy Fund III	328,117,469	2,191,901	(13,625,793)	(11,433,892)
Guggenheim Variable Insurance Strategy Fund III	122,663,660	916,053	(4,686,358)	(3,770,305)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2022. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2022, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Guggenheim Strategy Fund III
	VT TopCo, Inc.	08/01/25	$16,344	$613
Guggenheim Variable Insurance Strategy Fund III
	VT TopCo, Inc.	08/01/25	6,300	236

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
	Cascade Funding Mortgage Trust 2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$782,129	$768,340
	Cascade Funding Mortgage Trust 2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	206,001	200,206
	FKRT 2.21% due 11/30/58	09/24/21	1,549,991	1,484,455
	LSTAR Securities Investment Ltd. 2021-1, 2.86% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	486,943	474,678
	LSTAR Securities Investment Ltd. 2021-2, 2.76% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	433,769	425,768
	Towd Point Revolving Trust 4.83% due 09/25/64	03/17/22	1,249,985	1,209,894
			$4,708,818	$4,563,341
Guggenheim Strategy Fund III
	Cascade Funding Mortgage Trust 2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$782,129	$768,340
	Cascade Funding Mortgage Trust 2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	206,001	200,207
	FKRT 2.21% due 11/30/58	09/24/21	1,449,991	1,388,684
	LSTAR Securities Investment Ltd. 2021-1, 2.86% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	486,943	474,678
	LSTAR Securities Investment Ltd. 2021-2, 2.76% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	300,301	294,762
	Towd Point Revolving Trust 4.83% due 09/25/64	03/17/22	1,249,985	1,209,894
			$4,475,350	$4,336,565

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Guggenheim Variable Insurance Strategy Fund III
Cascade Funding Mortgage Trust 2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	$206,001	$200,206
FKRT 2.21% due 11/30/58	09/24/21	549,997	526,742
LSTAR Securities Investment Ltd. 2021-1, 2.86% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	243,471	237,339
LSTAR Securities Investment Ltd. 2021-2, 2.76% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	133,467	131,005
Towd Point Revolving Trust 4.83% due 09/25/64	03/17/22	499,994	483,957
		$1,632,930	$1,579,249

1

Variable rate security.  Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 7 – COVID-19

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.